Subsequent Events (Details) (Distribution, USD $) In Millions, except Per Share data, unless otherwise specified	0 Months Ended
Apr. 30, 2013
Distribution
Subsequent Events
Cash distribution declared (in dollars per unit)	$ 1.58
Aggregate cash distribution declared	$ 233.2